CONTRACTS WITH CUSTOMERS (Details) - Disaggregation of Revenue - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Disaggregation of Revenue [Line Items]
Revenue	$ 258,571	$ 189,432	$ 1,480,213	$ 494,375
Domestic Physicians [Member]
Disaggregation of Revenue [Line Items]
Revenue	80,000	10,860	765,927	494,375
Domestic Licensing & Distribution Fee [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 178,571	$ 178,572	$ 714,286	$ 0